Schedule IV - Schedule of Reinsurance	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Schedule of Reinsurance
SCHEDULE IV
REINSURANCE
($ In millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the Year Ended December 31, 2022 (Successor Company)
Life insurance in-force	$222,398	$158,750	$155	$63,803	—%
Insurance Revenues
Life insurance and annuities	$2,228	$1,823	$210	$615	34%
Accident health insurance	12	12	—	—	—%
Total insurance revenues	$2,240	$1,835	$210	$615	34%
For the Period of July 1, 2021 to December 31, 2021 (Successor Company)
Life insurance in-force	$232,607	$166,822	$158	$65,943	—%
Insurance Revenues
Life insurance and annuities	$1,170	$798	$69	$441	16%
Accident health insurance	3	3	—	—	—%
Total insurance revenues	$1,173	$801	$69	$441	16%
For the Six Months Ended June 30. 2021 (Predecessor Company)
Life insurance in-force	$236,517	$170,776	$166	$65,907	—%
Insurance Revenues
Life insurance and annuities	$1,202	$804	$64	$462	14%
Accident health insurance	8	8	—	—	—%
Total insurance revenues	$1,210	$812	$64	$462	14%
For the Year Ended December 31, 2020 (Predecessor Company)
Life insurance in-force	$239,801	$174,372	$173	$65,602	—%
Insurance Revenues
Life insurance and annuities	$2,201	$1,550	$125	$776	16%
Accident health insurance	20	20	—	—	—%
Total insurance revenues	$2,221	$1,570	$125	$776	16%